COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses as of September 30, 2019 and December 31, 2018:

	2019	2018
Accounts payable:
Related parties (1)	$1,022,036	$741,577
General operating	3,269,735	3,036,601
Credit card balances	258,647	246,949
Accrued interest on debt	642,258	306,319
Accrued expenses	565,990	33,062
Taxes and fees payable	633,357	629,462
Total	$6,392,023	$4,993,970

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

Lease Arrangements

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2019 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions.

Lease Cost – As of September 30, 2019, operating lease right-of-use assets and liabilities arising from operating leases were $4,240,823 and $4,283,887, respectively. During the nine months ended September 30, 2019, cash paid for amounts included for the measurement of lease liabilities was $1,074,604 and the Company recorded operating lease expense of $1,074,604.

Lease Term and Discount Rate - The weighted-average remaining lease term (in years) and discount rate related to the operating leases were as follows:

Weighted average lease term	6 years
Discount Rate	12%

Maturity of Lease Liabilities - The following represents future minimum lease payments by year and the present value of the minimum payments as of  September 30, 2019 as follows:

For the years ended
2019- remaining	$623,978
2020	1,994,924
2021	1,331,810
2022	832,664
2023	316,946
Thereafter	193,175
Total lease payments	$5,293,497
Less imputed interest	(1,009,610)
Present value of minimum lease payments	$4,283,887

Financing lease obligations not included in the above calculations are as follows as of September 30, 2019:

Obligation	2019	In Default	Accrued Interest	Total
Telecom Equipment Finance (1)	$449,103	—	170,440	$619,543
Telecommunications Equipment (2)	—	101,347	36,903	138,250
Production Equipment Lease (3)	—	—	—	—
Total	$449,103	101,347	207,343	$757,793

(1) The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due February 28, 2020, as amended.

(2) The Telecommunications Equipment Lease requires payments of $3,702 per month and is in default. See discussion below in Other Commitments and Contingencies. In December 2017, the Company learned that the telecommunications equipment lease identified herein for $101,347 was included in a default judgement in a non-jurisdictional state of Pennsylvania for $169,474 from a lawsuit by the lessor. Management is working with the lessor to settle this matter including a proposal for the equipment to be returned to the lessor and then a negotiated amount for any deficiency between the value given for the retired equipment and the $101,347. When concluded, management does not believe the results will be significantly different than the liability of $101,347 and accrued fees and interest of $36,903 recorded.

(3) The Production Equipment Lease, maturing on April 15, 2019, required payments of $2,535 per month and includes imputed interest at 8.5%. The lease was entered into in 2015 for the purchase of equipment in the amount of approximately $120,000.

Other Commitments and Contingencies

The Company has employment agreements with certain employees of SDM and K Telecom. The agreements are such that SDM and K Telecom, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

In December 2016, a subsidiary’s landlord agreed to terminate a facilities lease for 150,000 restricted shares of Common Stock valued at $43,350 from a capital contribution of an officer of the Company. Subsequent to the agreement, the landlord requested more shares against the Company’s agreement. As such, $63,053 remains in liabilities payable to the landlord and the $43,350 was expensed as rent previously. The matter is still unresolved. Management does not believe any negative resolution will have a material impact on the Company’s consolidated financial statements.

The Company has been named in a lawsuit by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. Management believes it has good and meritorious defenses and does not believe the outcome of the lawsuit will have any material effect on the financial position of the Company.

As of September 30, 2019, the Company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of amounts owed. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of September 30, 2019 and does not believe the outcome of the dispute will have a material effect on the financial position of the Company.

Accounts Payable and Accrued Expenses

	2018	2017
Accounts payable:
Related parties (1)	$741,577	$216,732
General operating	3,037,601	2,040,947
Credit card balances	246,949	95,689
Accrued expenses;	33,063	25,958
Taxes and fees payable	629,462	21,702
Total	$4,687,652	$2,401,028

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

Lease Obligations

Future minimum lease payments are as follows:

Obligation	2019	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	$449,103
Telecommunications Equipment Lease (2)	—	101,347	101,347
Production Equipment Lease (3)	10,357	—	10,357
Total	$459,460	101,347	$560,807

(1) The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due August 31, 2019, as amended.

(2) The Telecommunications Equipment Lease requires payments of $3,702 per month and is in default. See discussion below in Other Commitments and Contingencies. In December 2017, the Company learned that the telecommunications equipment lease identified herein for $101,348 was included in a default judgement in a non-jurisdictional state of Pennsylvania for $169,474 from a lawsuit by the lessor. Management is working with the lessor to settle this matter including a proposal for the equipment to be returned to the lessor and then a negotiated amount for any deficiency between the value given for the retired equipment and the $101,348. When concluded, management does not believe the results will be significantly different than the liability of $101,348 and accrued fees and interest of $27,070 recorded.

(3) The Production Equipment Lease, maturing on April 15, 2019, required payments of $2,535 per month and includes imputed interest at 8.5%. The lease was entered into in 2015 for the purchase of equipment in the amount of approximately $120,000 (see Note 2).

Other Commitments and Contingencies

The Company has employment agreements with certain employees of SDM and K Telecom. The agreements are such that SDM and K Telecom, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

In December 2016, a subsidiary’s landlord agreed to terminate a facilities lease for 150,000 restricted shares of Common Stock valued at $43,350 from a capital contribution of an officer of the Company. Subsequent to the agreement, the landlord requested more shares against the Company’s agreement. As such, $63,053 remains in liabilities payable to the landlord and the $43,350 was expensed as rent previously. The matter is still unresolved. Management does not believe any negative resolution will have a material impact on the Company’s consolidated financial statements.

The company has been named in a lawsuit by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. Management believes it has good and meritorious defenses and does not believe the outcome of the lawsuit will have any material effect on the financial position of the Company.

As of December 31, 2018, the company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of amounts owed. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of December 31, 2018 and does not believe the outcome of the dispute will have a material effect on the financial position of the Company.